Income Taxes - Schedule of Income Tax Expense (Recovery) (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Income tax [line items]
Global minimum income tax expense	$ 50,510	$ 0	$ 50,510	$ 0
Write down (reversal of write down) or recognition of prior period temporary differences	(1,400)	4,354	(1,711)	(946)
Total deferred income tax expense			2,784		$ 3,786
Total income tax expense (recovery) recognized in net earnings	50,513	6,135	50,485	(445)
Current income tax expense [member]
Income tax [line items]
Current income tax expense (recovery)	(2,868)	80	(2,809)	(2,560)
Global minimum income tax expense	50,510	0	50,510	0
Total current income tax expense (recovery)	47,642	80	47,701	(2,560)
Deferred income tax expense [member]
Income tax [line items]
Origination and reversal of temporary differences	4,271	1,701	4,495	3,061
Write down (reversal of write down) or recognition of prior period temporary differences	(1,400)	4,354	(1,711)	(946)
Total deferred income tax expense	$ 2,871	$ 6,055	$ 2,784	$ 2,115